NPORT-EX

Upright Growth Fund

Schedule of Investments

June 30, 2022 (unaudited)

		Market
Description	Quantity	Value
Equities
Aero Space 0.43%
Direxion Daily Aerospace & Defense Bull 3x Shares	5,500	84,810

Bank Industry 0.94%
Bank of America Corporation	6,000	186,780

Chemicals Specialty 0.29%
The Mosaic Company	1,200	56,676

Consumer 0.18%
Bed Bath & Beyond Inc.	7,000	34,790

Drug Manufacturer-other 4.17%
AbbVie Inc.	2,400	367,584
Teva Pharmaceutical Industries Limited* ADR	60,892	457,908
		825,492

Electronic Equipment 23.17%
Apple Inc.	24,800	3,390,656
Plug Power Inc.*	72,500	1,201,325
		4,591,981

Exchange Traded Fund 1.27%
Direxion Daily Dow Jones Internet Bull 3x Shares	18,000	145,800
Direxion Daily Semiconductor Bull 3x Shares	8,000	104,800
		250,600

Financial Service 0.64%
Direxion Daily Financial Bull 3x Shares	2,000	126,200

Generic Drug 0.08%
Bausch Health Companies Inc.	2,000	16,720

IC Design 43.39%
Himax Technologies, Inc. ADR	1,149,400	8,597,512

Industrial General Business 0.37%
Direxion Daily Industrials Bull 3x Shares	3,000	73,920

Internet Services 1.35%
Alphabet Inc.*	100	218,745
Meta Platforms, Inc.*	300	48,375
		267,120

Inurance 1.00%
Brighthouse Financial, Inc.	1,000	41,020
MetLife, Inc.	2,500	156,975
		197,995

MID Cap 0.48%
Direxion Daily Mid Cap Bu	3,000	95,850

MSCI-ETF 0.36%
Direxion Daily MSCI Real Estate Bull 3x Shares	5,000	72,200

Pharmaceutical 0.37%
Direxion Daily Pharmaceutical & Medical Bull 3x Shares ETF	4,000	43,240
Lannett Company, Inc.*	50,000	29,010
		72,250

Retail Special Lines 1.15%
Alibaba Group Holding Limited* ADR	2,000	227,360

Semiconductor 12.95%
ASE Technology Holding Co., Ltd. ADR	10,000	51,700
Silicon Motion Technology Corporation ADR	13,000	1,088,100
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	1,389,750
United Microelectronics Corporation ADR	5,500	37,235
		2,566,785

Small Cap 92.83%
Direxion Daily Small Cap Bull 3x Shares	1,500	49,200
		18,394,241

Short Term Investments 0.18%
Invesco Treasury Portfolio Institutional	32,856	32,856
Invesco Treasury Obligations Institutional	3,375	3,375
		36,231

Total Investments (Cost $17.690,817) 93.01%		18,430,472
Other Assets less Liabilities 6.99%		1,385,018
Net Assets 100%		19,815,490

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2022, the gross unrealized appreciation for all securities totaled $7,149,694 and the gross unrealized depreciation for all securities totaled $6,410,040 for a net unrealized appreciation of $739,655 for tax purposes. The aggregate cost of securities including cash and money funds on June 30, 2022 was $19,075,835.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2022:

Level 1	18,430,472
Level 2	-
Level 3	-
Total	18,430,472